Concentrations (Details) - Schedule of company’s revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 21,474,188	$ 23,948,515	$ 24,826,161
Net revenue, percentage	62.30%	68.10%	66.30%
Company A [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 8,093,618	$ 9,611,739	$ 10,237,481
Net revenue, percentage	23.50%	27.30%	27.30%
Company B [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 5,911,995	$ 6,636,377	$ 7,284,968
Net revenue, percentage	17.10%	18.90%	19.50%
Company C [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 3,294,297	$ 3,559,424	$ 3,296,691
Net revenue, percentage	9.60%	10.10%	8.80%
Company D [Member]
Concentrations (Details) - Schedule of company’s revenue [Line Items]
Net revenue, value	$ 4,174,278	$ 4,140,975	$ 4,007,021
Net revenue, percentage	12.10%	11.80%	10.70%